EQUITY METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2014
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

5. EQUITY METHOD INVESTMENTS

Investment in Joint Venture

        On April 1, 2010, the Company entered into a 50-50 joint venture in Moelis Australia Holdings, investing a combination of cash and certain net assets of its wholly-owned subsidiary, Moelis Australia, in exchange for its interests. The remaining 50% is owned by an Australian trust established by and for the benefit of Moelis Australia senior executives.

        On April 1, 2011, the Company contributed its equity to Moelis Australia Holdings, which in turn granted equity awards to its employees in return for providing future employment related services. These units generally vest over an eight year service period and are recorded as compensation expenses on Moelis Australia Holdings' financial statements. As the recipients are not employees of the Company, but rather employees of the Australian JV, the Company recognized the entire expense associated with these equity awards based on the fair value re-measured at each reporting period and amortized over the vesting period. In connection with the Company's reorganization and IPO, the unvested equity held by the employees of the Australian JV was accelerated in April of 2014. For the nine months ended September 30, 2014, the Company recognized $5,350 in additional equity, $2,675 in equity method investments and $2,675 in other expenses relating to these equity awards in the condensed consolidated and combined financial statements. For the nine months ended September 30, 2013, the Company recognized $1,112 in additional equity, $556 in equity method investments and $556 in other expenses relating to these equity awards in the condensed consolidated and combined financial statements.

        During the nine months ended September 30, 2013, Moelis Australia Holdings paid dividends to the Company in the amount of $2,375. This dividend was treated as a return on investment in the condensed consolidated and combined financial statements.

        During the nine months ended September 30, 2014, the Company made a cash contribution to Moelis Australia Holdings in the amount of $4,180. The Company treated this contribution as an increase in equity method investments in the condensed consolidated and combined financial statements.

        Summary financial information related to Moelis Australia Holdings is as follows:

	September 30, 2014	December 31, 2013
Total assets	$31,740	$38,465
Total liabilities	(6,327)	(15,760)

Net equity	$25,413	$22,705

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Total revenues	$9,863	$10,782	$17,443	$30,390
Total expenses	(7,653)	(7,304)	(23,375)	(25,213)

Net income (loss)	$2,210	$3,478	$(5,932)	$5,177

Ownership percentage	50%	50%	50%	50%
Income (loss) from equity method investment	$1,105	$1,739	$(2,966)	$2,588

Other Equity Method Investment

        In June 2014, the Company made an investment of $265 into an entity controlled by a related party, Moelis Asset Management LP. The Company has determined that it should account for this investment as an equity method investment on the condensed consolidated and combined financial statements. For the three and nine months ended September 30, 2014, no income or loss was recorded on this investment.